Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation [Line Items]
Available shares of future grant (in Shares)	2,175,667		2,175,667
Share based compensation expenses	$ 295	$ 388	$ 588	$ 771
Weighted average period			1 year 7 days
Stock Option Plan [Member]
Share-Based Compensation [Line Items]
Unrecognized estimated compensation cost	384		$ 384
Weighted average period			1 year 29 days
Restricted Stock Units [Member]
Share-Based Compensation [Line Items]
Share based compensation expenses	194	151	$ 376	311
Share-based compensation expense related to restricted stock units not yet recognized	874		874
Stock Options [Member]
Share-Based Compensation [Line Items]
Share based compensation expenses	$ 101	$ 237	$ 212	$ 460
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares authorized (in Shares)	6,900,704		6,900,704